ACCOUNTS RECEIVABLES, NET (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ACCOUNTS RECEIVABLES, NET
Accounts receivable		¥ 54,652,991	¥ 12,338,357
Allowance for doubtful accounts		(228,146)	(1,956,245)	¥ (47,846)
Accounts Receivable, net	$ 7,915,765	¥ 54,424,845	¥ 10,382,112